UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23698

FORTUNE V SEPARATE ACCOUNT

(Exact name of registrant as specified in charter)

C/O Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

(Address of principal executive offices) (Zip code)

Jose C. Benitez

C/O Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

(Name and address of agent for service)

Registrant’s telephone number, including area code: (787) 706-7337

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

FORTUNE V SEPARATE ACCOUNT

OF

UNIVERSAL LIFE INSURANCE COMPANY

Semi-Annual Report

June 30, 2021

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Fortune V Separate Account is included in the Statement of Additional Information which is available without charge, upon request: (i) by calling 1-787-706-7337; or (ii) on the SEC’s website at www.sec.gov. In addition, the Fortune V Separate Account is required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2021, is available without charge, upon request by calling 1-787-706-7337 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Fortune V Separate Account will file with the SEC a complete schedule of monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

UNIVERSAL LIFE INSURANCE COMPANY

Metro Office Park Street 1, Lot 10

Guaynabo, PR 00968

To Contract Holders with Interests in the

Fortune V Separate Account Funds:

We are pleased to present the most recent semi-annual report for the Fortune V Separate Account. As required under applicable law, we are sending this semi-annual report to contract holders of Universal VIA Annuity Contracts issued by Universal Life Insurance Company with unit interests in the Fortune V Separate Account, which invests its assets in the Universal VIA Asset Allocation Portfolios.

Please call Universal Life Insurance Company, at (787) 706-7095 if you have any questions regarding these reports.

Disclosure of Expenses

(unaudited)

UNIT HOLDER EXPENSES

Universal VIA Asset Allocation Portfolios (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate account established by Universal Life Insurance Company (“ULICO”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount invests in underlying investments in mutual funds based on specific asset allocation objectives. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expense		Hypothetical Expenses [A]
	Beginning Account Value	Ending Account Value	Expenses Paid	Ending Account Value	Expenses Paid	Net Annualized
Subaccount	July 1, 2021	December 31, 2021	During Period [B]	December 31, 2021	During Period [B]	Expense Ratio [C] [D]
ULICO VIA Conservative Allocation	$1,000.00	$1,011.08	$10.26	$1,015.00	$10.28	2.02%
ULICO VIA Moderate Allocation	1,000.00	1,021.32	10.02	1,015.29	9.99	1.97
ULICO VIA Moderate Growth Allocation	1,000.00	1,045.48	10.76	1,014.68	10.60	2.09
ULICO VIA Growth Allocation	1,000.00	1,062.18	11.42	1,014.13	11.15	2.20
ULICO VIA International Mod Growth Alloc	1,000.00	1,044.35	12.49	1,012.98	12.30	2.42
ULICO Money Market	1,000.00	998.81	11.66	1,013.54	11.74	2.31

[A]	5% return per year before expenses.

[B]	Expenses are calculated using each Subaccount’ s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

[C]	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.

[D]	Net annualized expense ratios are reflective of applicable fee waivers and/or reimbursements and recapture, if any, and based on the most recent six-months which may differ from the net expense ratio displayed in the Financial Highlights that covers a twelve-month period

Schedules of Investment Composition
At June 30, 2021
(unaudited)

Fortune V Separate Account – ULICO VIA Conservative Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	27.96%
Fixed Income Funds	72.11
Alternative	-
Money Market Fund	-
Net Other Assets (Liabilities)	(0.07)
Total	100.00%

Fortune V Separate Account – ULICO VIA Moderate Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	43.28%
Fixed Income Funds	56.76
Alternative	-
Money Market Fund	-
Net Other Assets (Liabilities)	(0.04)
Total	100.00%

Fortune V Separate Account – ULICO VIA Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	72.53%
Fixed Income Funds	26.74
Alternative	0.79
Money Market Fund	-
Net Other Assets (Liabilities)	(0.06)
Total	100.00%

Fortune V Separate Account – ULICO VIA Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	98.95%
Fixed Income Funds	-
Alternative	1.12
Money Market Fund	-
Net Other Assets (Liabilities)	(0.07)
Total	100.00%

Schedules of Investment Composition (continued)
At June 30, 2021
(unaudited)

Fortune V Separate Account – ULICO VIA International Mod Growth Alloc

Asset Allocation	Percentage of Net Assets
Equity Funds	99.75%
Fixed Income Funds	-
Alternative	-
Money Market Fund	0.31
Net Other Assets (Liabilities)	(0.06)
Total	100.00%

Fortune V Separate Account – ULICO Money Market

Asset Allocation	Percentage of Net Assets
Equity Funds	-%
Fixed Income Funds	-
Alternative	-
Money Market Fund	100.09
Net Other Assets (Liabilities)	(0.09)
Total	100.00%

Fortune V Separate Account - ULICO VIA Conservative Allocation

SCHEDULE OF INVESTMENTS
At June 30, 2021
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.00%
Equity Funds - 27.94%
Transamerica Capital Growth I2	73,569	$1,822,296
Transamerica Emerging Markets Opps I2	192,057	2,437,206
Transamerica Energy Infrastructure I2	286,830	1,875,869
Transamerica Global Alloc Liquid Trust I2	50	114
Transamerica International Equity I2	127,039	2,727,524
Transamerica International Growth I2	186,682	1,866,825
Transamerica International Sm Cp Val I2	36,142	574,658
Transamerica International Stock I2	107,463	1,234,753
Transamerica Large Cap Value I2	242,425	3,202,433
Transamerica Mid Cap Growth I2	3,824	55,977
Transamerica Mid Cap Value I2	59,300	745,402
Transamerica Mid Cap Value Opps I2	34,881	502,979
Transamerica Small Cap Growth I2	72,132	666,498
Transamerica Small Cap Value I2	36,282	467,675
Transamerica Sustainable Equity Inc I2	296,912	2,672,204
Transamerica Us Growth I2	106,907	3,368,641

		24,221,054

Fixed Income Funds - 72.06%
Transamerica Bond I2	123,803	1,189,752
Transamerica Core Bond I2	1,441,108	14,540,782
Transamerica Emerging Markets Debt I2	96,875	1,054,972
Transamerica Inflation Opps I2	445,520	4,998,740
Transamerica Intermediate Bond I2	1,210,432	12,588,496
Transamerica Short-Term Bond I2	822,834	8,401,132
Transamerica Total Return I2	1,901,992	19,685,613

		62,459,486

Total Investment Companies (Cost - $82,729,699)		$86,680,540

Total Investments (Cost - $82,729,699)		$86,680,540
Net Other Assets (Liabilities) -(0.07)%		(58,829)
Net Assets - 100%		$86,621,711

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$86,680,540	$-	$-	$86,680,540
Total Investments	$86,680,540	$-	$-	$86,680,540

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - ULICO VIA Moderate Allocation

SCHEDULE OF INVESTMENTS
At June 30, 2021
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.00%
Equity Funds - 43.27%
Transamerica Capital Growth I2	516,795	$12,801,006
Transamerica Emerging Markets Opps I2	1,112,825	14,121,753
Transamerica Energy Infrastructure I2	1,313,814	8,592,346
Transamerica Global Alloc Liquid Trust I2	148	338
Transamerica International Equity I2	791,420	16,991,791
Transamerica International Growth I2	1,526,463	15,264,626
Transamerica International Sm Cp Val I2	259,316	4,123,122
Transamerica International Stock I2	392,484	4,509,637
Transamerica Large Cap Value I2	1,306,118	17,253,817
Transamerica Mid Cap Growth I2	12,563	183,924
Transamerica Mid Cap Value I2	260,360	3,272,725
Transamerica Mid Cap Value Opps I2	140,000	2,018,800
Transamerica Small Cap Growth I2	429,115	3,965,022
Transamerica Small Cap Value I2	197,843	2,550,193
Transamerica Sustainable Equity Inc I2	1,865,567	16,790,105
Transamerica Us Growth I2	476,014	14,999,186

		137,438,390

Fixed Income Funds - 56.73%
Transamerica Bond I2	373,337	3,587,769
Transamerica Core Bond I2	4,375,678	44,150,587
Transamerica Emerging Markets Debt I2	411,793	4,484,425
Transamerica Inflation Opps I2	1,285,461	14,422,868
Transamerica Intermediate Bond I2	3,084,824	32,082,170
Transamerica Short-Term Bond I2	1,755,655	17,925,240
Transamerica Total Return I2	6,140,280	63,551,896

		180,204,956

Total Investment Companies (Cost - $292,368,008)		$317,643,346

Total Investments (Cost - $292,368,008)		$317,643,346
Net Other Assets (Liabilities) -(0.04)%		(142,554)
Net Assets - 100%		$317,500,792

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$317,643,346	$-	$-	$317,643,346
Total Investments	$317,643,346	$-	$-	$317,643,346

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - ULICO VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS
At June 30, 2021
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.00%
Equity Funds - 72.48%
Transamerica Capital Growth I2	267,385	$6,623,126
Transamerica Emerging Markets Opps I2	425,777	5,403,107
Transamerica Energy Infrastructure I2	346,179	2,264,013
Transamerica Global Alloc Liquid Trust I2	50	115
Transamerica International Equity I2	268,800	5,771,143
Transamerica International Growth I2	535,271	5,352,707
Transamerica International Sm Cp Val I2	104,346	1,659,105
Transamerica International Stock I2	80,546	925,474
Transamerica Large Cap Value I2	475,464	6,280,874
Transamerica Mid Cap Growth I2	46,871	686,186
Transamerica Mid Cap Value I2	110,931	1,394,408
Transamerica Mid Cap Value Opps I2	53,052	765,006
Transamerica Small Cap Growth I2	121,980	1,127,096
Transamerica Small Cap Value I2	69,427	894,920
Transamerica Sustainable Equity Inc I2	747,982	6,731,837
Transamerica Us Growth I2	202,306	6,374,649

		52,253,767

Fixed Income Funds - 26.73%
Transamerica Bond I2	85,603	822,640
Transamerica Core Bond I2	484,201	4,885,589
Transamerica Emerging Markets Debt I2	77,940	848,764
Transamerica Inflation Opps I2	122,694	1,376,629
Transamerica Intermediate Bond I2	325,085	3,380,881
Transamerica Short-Term Bond I2	125,534	1,281,699
Transamerica Total Return I2	644,603	6,671,640

		19,267,843

Alternative Fund - 0.79%
Transamerica Event Driven I2	50,775	572,746
		572,746

Total Investment Companies (Cost - $61,871,668)		$72,094,357

Total Investments (Cost - $61,871,668)		$72,094,357
Net Other Assets (Liabilities) -(0.06)%		(43,726)
Net Assets - 100%		$72,050,631

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$72,094,357	$-	$-	$72,094,357
Total Investments	$72,094,357	$-	$-	$72,094,357

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - ULICO VIA Growth Allocation

SCHEDULE OF INVESTMENTS
At June 30, 2021
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.00%
Equity Funds - 98.89%
Transamerica Capital Growth I2	205,564	$5,091,817
Transamerica Emerging Markets Opps I2	329,844	4,185,718
Transamerica Energy Infrastructure I2	278,116	1,818,878
Transamerica Global Alloc Liquid Trust I2	25	57
Transamerica International Equity I2	272,406	5,848,550
Transamerica International Growth I2	412,721	4,127,208
Transamerica International Sm Cp Val I2	86,130	1,369,474
Transamerica International Stock I2	15,809	181,644
Transamerica Large Cap Value I2	407,859	5,387,820
Transamerica Mid Cap Growth I2	25,580	374,485
Transamerica Mid Cap Value I2	119,410	1,500,979
Transamerica Mid Cap Value Opps I2	60,259	868,942
Transamerica Small Cap Growth I2	139,170	1,285,931
Transamerica Small Cap Value I2	49,477	637,758
Transamerica Sustainable Equity Inc I2	624,224	5,618,020
Transamerica Us Growth I2	154,350	4,863,568

		43,160,846

Alternative Fund - 1.11%
Transamerica Event Driven I2	43,133	486,536
		486,536

Total Investment Companies (Cost - $35,569,819)		43,647,382

Total Investments (Cost - $35,569,819)		$43,647,382
Net Other Assets (Liabilities) -(0.07)%		(29,655)
Net Assets - 100%		$43,617,727

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$43,647,382	$-	$-	$43,647,382
Total Investments	$43,647,382	$-	$-	$43,647,382

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - ULICO VIA International Mod Growth Alloc

SCHEDULE OF INVESTMENTS
At June 30, 2021
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.00%
Equity Funds - 99.69%
Transamerica Emerging Markets Opps I2	155,872	$1,978,014
Transamerica Global Alloc Liquid Trust I2	8	18
Transamerica International Equity I2	93,361	2,004,454
Transamerica International Growth I2	227,102	2,271,020
Transamerica International Sm Cp Val I2	94,952	1,509,733
Transamerica International Stock I2	4,748	54,555

		7,817,794

Money Market Fund - 0.31%
Transamerica Government Money Market I2	24,436	24,436
		24,436

Total Investment Companies (Cost - $6,344,425)		$7,842,231

Total Investments (Cost - $6,344,425)		$7,842,231
Net Other Assets (Liabilities) -(0.06)%		(4,352)
Net Assets - 100%		$7,837,879

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$7,842,231	$-	$-	$7,842,231
Total Investments	$7,842,231	$-	$-	$7,842,231

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - ULICO Money Market

SCHEDULE OF INVESTMENTS
At June 30, 2021
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.00%

Money Market Fund - 100.00%
Transamerica Government Money Market I2	4,266,268	4,266,268
		4,266,268

Total Investment Companies (Cost - $4,266,268)		$4,266,268

Total Investments (Cost - $4,266,268)		$4,266,268
Net Other Assets (Liabilities) -(0.09)%		(3,764)
Net Assets - 100%		$4,262,504

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,266,268	$-	$-	$4,266,268
Total Investments	$4,266,268	$-	$-	$4,266,268

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2021
(unaudited)

	ULICO VIA Conservative Allocation	ULICO VIA Moderate Allocation	ULICO VIA Moderate Growth Allocation	ULICO VIA Growth Allocation	ULICO VIA International Mod Growth Alloc	ULICO Money Market
Assets:
Investments, at value [A]	$86,680,540	$317,643,346	$72,094,357	$43,647,382	$7,842,231	$4,266,268
Cash	-	-	0	-	-	-
Receivables and other assets:
Dividend income	17,133	40,558	3,810	-	4	817
Receivable for investments sold	11,105	32,107	3,092	1,970	348	187
Units sold	9	35	3	-	-	-
Other receivables	219	737	102	-	1,898	-
Total assets	86,709,006	317,716,783	72,101,364	43,649,352	7,844,481	4,267,271

Liabilities:
Payables and other liabilities:
Payable for investments purchased	17,462	41,260	3,860	-	5	840
Units redeemed	11,104	32,106	3,092	1,970	347	187
Accrued expenses	58,729	142,625	43,781	29,655	6,250	3,740
Total liabilities	87,295	215,991	50,733	31,625	6,602	4,767
Net assets	$86,621,711	$317,500,792	$72,050,631	$43,617,727	$7,837,879	$4,262,504

Net assets consist of:	-
Costs of accumulation units	$-	$-	$-	$-	$-	$-
Total distributable earnings (accumulated losses)	86,621,711	317,500,792	72,050,631	43,617,727	7,837,879	4,262,504
Net assets	$86,621,711	$317,500,792	$72,050,631	$43,617,727	$7,837,879	$4,262,504
Accumulation units	4,676,351	15,407,373	3,006,598	1,712,951	443,592	459,425
Unit value	$18.52	$20.61	$23.96	$25.46	$17.67	$9.28

[A] Investments, at cost	$82,729,699	$292,368,008	$61,871,668	$35,569,819	$6,344,425	$4,266,268

The Notes to Financial Statements are an integral part of this report.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2021
(unaudited)

	ULICO VIA Conservative Allocation	ULICO VIA Moderate Allocation	ULICO VIA Moderate Growth Allocation	ULICO VIA Growth Allocation	ULICO VIA International Mod Growth Alloc	ULICO Money Market
Investment income:
Dividend income	$681,617	$2,127,260	$292,112	$97,190	$36	$7,649

Expenses:
Mortality Expense	662,897	2,358,178	541,090	331,913	62,099	40,994
Custodial, management and advisory fees	221,640	729,876	184,782	114,603	31,368	19,830
Net investment income (loss):	(202,920)	(960,794)	(433,760)	(349,326)	(93,431)	(53,175)

Net realized gain (loss) on:
Unaffiliated Investments	1,303,802	4,362,854	713,250	329,274	124,282	(0)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	134,805	7,307,576	5,192,567	4,437,945	559,150	0
Net realized and change in unrealized gain (loss)	1,438,607	11,670,430	5,905,817	4,767,219	683,432	0
Net increase (decrease) in net assets resulting from operations	$1,235,687	$10,709,636	$5,472,057	$4,417,893	$590,001	$(53,175)

The Notes to Financial Statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2021
(unaudited)

	ULICO VIA Conservative Allocation	ULICO VIA Moderate Allocation	ULICO VIA Moderate Growth Allocation	ULICO VIA Growth Allocation	ULICO VIA International Mod Growth Alloc	ULICO Money Market
From operations:
Net investment income (loss)	$(202,920)	$(960,794)	$(433,760)	$(349,326)	$(93,431)	$(53,175)
Net realized gain (loss)	1,303,802	4,362,854	713,250	329,274	124,282	(0)
Net change in unrealized appreciation (depreciation)	134,805	7,307,576	5,192,567	4,437,945	559,150	0
Net increase (decrease) in net assets resulting from operations	1,235,687	10,709,636	5,472,057	4,417,893	590,001	(53,175)

Unit transactions:
Units sold	1,457,696	5,305,593	2,525,585	3,018,714	424,699	1,350,753
Units redeemed	(5,248,807)	(13,005,335)	(2,896,366)	(2,292,534)	(665,940)	(2,626,015)
Net increase (decrease) in net assets resulting from unit transactions	(3,791,111)	(7,699,742)	(370,781)	726,180	(241,241)	(1,275,262)
Net increase (decrease) in net assets	(2,555,424)	3,009,894	5,101,276	5,144,073	348,760	(1,328,437)

Net assets:
Beginning of period	89,177,134	314,490,898	66,949,355	38,473,655	7,489,119	5,590,941
End of period	$86,621,711	$317,500,792	$72,050,631	$43,617,727	$7,837,879	$4,262,504

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

For a unit outstanding during the period and years indicated	ULICO VIA Conservative Allocation
	June 30, [A]	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2019	2018	2017	2016
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Unit value, beginning of period/year	$18.13	$17.33	$15.43	$16.10	$14.69	$13.99

Investment operations:
Net investment income (loss) [B]	0.17	0.72	0.82	0.67	0.54	0.16
Net realized and unrealized gain (loss)	0.22	0.08	1.08	(1.34)	0.87	0.54
Total investment operations	0.39	0.80	1.90	(0.67)	1.41	0.70

Unit value, end of period/year	$18.52	$18.13	$17.33	$15.43	$16.10	$14.69
Total return	2.20%[C]	4.60%	12.31%	(4.16)%	9.59%	5.00%

Ratio and supplemental data:
Net assets end of period/year (000's)	$86,622	$89,177	98,314	103,821	129,456	143,985
Expenses to average net assets [D]	2.02%[E]	2.07%	2.07%	2.07%	2.09%	2.11%
Net investment income (loss) to average net assets	(0.46)%[E]	2.65%	2.41%	2.52%	2.03%	3.99%
Portfolio turnover rate	1.67%[C]	6.51%	3.68%	3.80%	4.66%	16.04%

[A]	For the six months ended June 30, 2021.
[B]	Calculated based on average number of units outstanding.
[C]	Not annualized.
[D]	Does not include expenses of the underlying investments in which the Subaccount invests.
[E]	Annualized.

For a unit outstanding during the period and years indicated	ULICO VIA Moderate Allocation
	June 30,[A]	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2019	2018	2017	2016
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Unit value, beginning of period/year	$19.77	$18.36	$15.98	$16.98	$15.06	$14.19

Investment operations:
Net investment income (loss)[B]	0.03	0.55	0.55	0.47	0.27	0.21
Net realized and unrealized gain (loss)	0.81	0.86	1.83	(1.47)	1.65	0.66
Total investment operations	0.84	1.41	2.38	(1.00)	1.92	0.87

Unit value, end of period/year	$20.61	$19.77	$18.36	$15.98	$16.98	$15.06
Total return	4.23%[C]	7.69%	14.88%	(5.85)%	12.69%	6.15%

Ratio and supplemental data:
Net assets end of period/year (000's)	$317,501	$314,491	336,518	324,580	388,652	348,689
Expenses to average net assets [D]	1.97%[E]	2.01%	2.02%	2.03%	2.04%	2.04%
Net investment income (loss) to average net assets	(0.61)%[E]	2.82%	3.34%	3.76%	3.58%	5.49%
Portfolio turnover rate	1.69%[C]	2.68%	4.32%	4.77%	6.68%	9.93%

[A]	For the six months ended June 30, 2021.
[B]	Calculated based on average number of units outstanding.
[C]	Not annualized.
[D]	Does not include expenses of the underlying investments in which the Subaccount invests.
[E]	Annualized.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

For a unit outstanding during the period and years indicated	ULICO VIA Moderate Growth Allocation
	June 30,[A]	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2019	2018	2017	2016
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Unit value, beginning of period/year	$21.98	$18.73	$15.88	$17.33	$14.95	$13.95

Investment operations:
Net investment income (loss)[B]	(0.11)	0.37	0.44	0.39	0.22	0.20
Net realized and unrealized gain (loss)	2.10	2.88	2.41	(1.84)	2.16	0.80
Total investment operations	1.99	3.25	2.85	(1.45)	2.38	1.00

Unit value, end of period/year	$23.97	$21.98	$18.73	$15.88	$17.33	$14.95
Total return	9.02%[C]	17.34%	18.00%	(8.42)%	15.99%	7.11%

Ratio and supplemental data:
Net assets end of period/year (000's)	$72,051	$66,949	61,963	56,115	67,831	58,648
Expenses to average net assets[D]	2.09%[E]	2.13%	2.11%	2.12%	2.16%	2.10%
Net investment income (loss) to average net assets	(1.25)%[E]	3.02%	4.46%	5.08%	4.88%	7.14%
Portfolio turnover rate	3.63%[C]	5.67%	4.30%	4.66%	7.33%	12.76%

[A]	For the six months ended June 30, 2021.
[B]	Calculated based on average number of units outstanding.
[C]	Not annualized.
[D]	Does not include expenses of the underlying investments in which the Subaccount invests.
[E]	Annualized.

For a unit outstanding during the period and years indicated	ULICO VIA Growth Allocation
	June 30,[A]	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2019	2018	2017	2016
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Unit value, beginning of period/year	$22.67	$18.94	$15.49	$17.51	$14.49	$13.38

Investment operations:
Net investment income (loss) [B]	(0.21)	0.01	0.30	0.19	0.12	0.17
Net realized and unrealized gain (loss)	3.00	3.72	3.15	(2.21)	2.90	0.94
Total investment operations	2.79	3.73	3.45	(2.02)	3.02	1.11

Unit value, end of period/year	$25.46	$22.67	$18.94	$15.49	$17.51	$14.49
Total return	12.34%[C]	19.66%	22.31%	(11.55)%	20.84%	8.27%

Ratio and supplemental data:
Net assets end of period/year (000's)	$43,618	$38,474	29,117	25,406	30,511	24,097
Expenses to average net assets [D]	2.20%[E]	2.28%	2.26%	2.23%	2.21%	2.27%
Net investment income (loss) to average net assets	(1.72)%[E]	3.26%	5.53%	6.84%	6.19%	8.97%
Portfolio turnover rate	5.64%[C]	7.66%	6.23%	9.19%	5.65%	11.92%

[A]	For the six months ended June 30, 2021.
[B]	Calculated based on average number of units outstanding.
[C]	Not annualized.
[D]	Does not include expenses of the underlying investments in which the Subaccount invests.
[E]	Annualized.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

For a unit outstanding during the period and years indicated	ULICO VIA International Mod Growth Alloc
	June 30,[A]	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2019	2018	2017	2016
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Unit value, beginning of period/year	$16.24	$14.35	$11.82	$14.30	$11.14	$11.06

Investment operations:
Net investment income (loss) [B]	(0.08)	0.19	0.52	0.45	0.28	0.55
Net realized and unrealized gain (loss)	1.51	1.70	2.01	(2.93)	2.88	(0.47)
Total investment operations	1.43	1.89	2.53	(2.48)	3.16	0.08

Unit value, end of period/year	$17.67	$16.24	$14.35	$11.82	$14.30	$11.14
Total return	8.80%[C]	13.19%	21.36%	(17.33)%	28.43%	0.66%

Ratio and supplemental data:
Net assets end of period/year (000's)	$7,838	$7,489	6,964	6,408	8,996	7,582
Expenses to average net assets [D]	2.42%[E]	2.52%	2.57%	2.43%	2.50%	2.39%
Net investment income (loss) to average net assets	(2.42)%[E]	(1.38)%	(0.03)%	3.88%	0.28%	3.54%
Portfolio turnover rate	5.51%[C]	5.16%	7.68%	10.01%	8.69%	14.32%

[A]	For the six months ended June 30, 2021.
[B]	Calculated based on average number of units outstanding.
[C]	Not annualized.
[D]	Does not include expenses of the underlying investments in which the Subaccount invests.
[E]	Annualized.

For a unit outstanding during the period and years indicated	ULICO Money Market
	June 30,[A]	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2019	2018	2017	2016
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Unit value, beginning of period/year	$9.30	$9.33	$9.25	$9.32	$9.37	$9.42

Investment operations:
Net investment income (loss) [B]	(0.31)	0.07	0.03	(0.23)	(0.24)	(0.03)
Net realized and unrealized gain (loss)	0.29	(0.10)	0.05	0.16	0.19	(0.02)
Total investment operations	(0.02)	(0.03)	0.08	(0.07)	(0.05)	(0.05)

Unit value, end of period/year	$9.28	$9.30	$9.33	$9.25	$9.32	$9.37
Total return	(0.24)%[C]	(0.28)%	0.87%	(0.78)%	(0.61)%	(0.48)%

Ratio and supplemental data:
Net assets end of period/year (000's)	$4,263	$5,591	4,830	5,206	7,026	12,017
Expenses to average net assets [D]	2.31%[E]	2.35%	2.68%	2.32%	2.19%	2.13%
Net investment income (loss) to average net assets	(2.02)%[E]	(1.93)%	(0.99)%	(2.31)%	(2.19)%	(2.12)%
Portfolio turnover rate	25.69%[C]	117.91%	76.45%	78.10%	67.82%	107.84%

[A]	For the six months ended June 30, 2021.
[B]	Calculated based on average number of units outstanding.
[C]	Not annualized.
[D]	Does not include expenses of the underlying investments in which the Subaccount invests.
[E]	Annualized.

The Notes to Financial Statements are an integral part of this report.

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

1. ORGANIZATION

Fortune V Separate Account (the “Separate Account”), is a non-diversified separate account of Universal Life Insurance Company (“ULICO”), and is registered as a management investment company under the Investment Company Act of 1940, as amended. The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of six different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows. Each Subaccount invests substantially all of its investable assets among mutual funds.

Subaccount
Fortune V Separate Account - ULICO VIA Conservative Allocation (“VIA Conservative Alloc”)
Fortune V Separate Account - ULICO VIA Moderate Allocation (“VIA Moderate Alloc”)

Fortune V Separate Account - ULICO VIA Moderate Growth Allocation (“VIA Mod Growth Alloc”)

Fortune V Separate Account - ULICO VIA Growth Allocation (“VIA Growth Alloc”)

Fortune V Separate Account - ULICO VIA International Moderate Growth Allocation (“VIA Int Mod Growth Alloc”)

Fortune V Separate Account - ULICO VIA Money Market (“VIA Money Mrkt Alloc”)

Each Subaccount invests substantially all of its investable assets among mutual funds. Assets within the Separate Account are legally insulated from ULICO assets. The only shareholders of the Separate Account are contract holders of the Universal VIA annuity product issued by ULICO.

The Fortune V Separate Account has selected Morningstar Investment Management LLC as the Portfolio Construction Manager to serve as asset allocation consultant in connection with the management of the Sub-Accounts with the exception of the Money Market Portfolio.

Morningstar Investment Management LLC is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. Morningstar Investment Management LLC has approximately $36.5 Billion in assets under management as of March 31, 2021.

The portfolio construction managers for the Fortune V Separate Account are:

●	Dan McNeela, CFA, joined Morningstar, Inc. in 2000 as a manager research analyst, and served as associate director of fund analysis and editor of Morningstar Mutual Funds before joining Morningstar Investment Management LLC in 2006.

●	Michael Stout is a portfolio manager within Morningstar’s Investment Management Group and a member of the Asset Allocation Committee. He focuses on asset-allocation strategies employing mutual funds and ETFs, and co-manages two mutual funds at the firm. Mike was an original member of the Morningstar Investment Management Group’s predecessor organization in 1998.

●	Dominic Pappalardo is a Senior Client Portfolio Manager within Morningstar’s Investment Management Group. Mr. Pappalardo has oversight responsibilities for managing the Client Portfolio Management team which delivers customized solutions for institutional and third-party platform clients. Prior to joining Morningstar in 2020, he spent 19 years working in all aspects of fixed income portfolio management at McDonnell Investment Management, an affiliate of Natixis Investment Managers.

The Statement of Additional Information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Variable Account.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Subaccounts.

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

Operating expenses: The Separate Account, accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount will indirectly bear the fees and expenses reflected in the underlying mutual funds unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

Indemnification: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding underlying mutual funds is valued at the mutual fund unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments at June 30, 2021, is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among mutual funds. The summary of the inputs used for valuing each Fund’s assets carried at fair value is discussed in the Investment Valuation section of the Funds’ Notes to Financial Statements. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. RISK FACTORS

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please reference the Subaccounts’ prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Subaccounts.

Market risk and Coronavirus: The market values of a Subaccount’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of a Subaccount’s investments, impair a Subaccount’s ability to satisfy redemption requests, and negatively impact a Subaccount’s performance.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

Universal Financial Services, Inc., (“UFS”), is the investment adviser of the Separate Account. UFS, a Puerto Rico corporation, is a wholly-owned subsidiary of Universal Group, Inc. (“UNIGR”) and an affiliate of ULICO. UFS currently serves as investment adviser to the Separate Account pursuant to an investment advisory agreement (“Investment Advisory Agreement”) with the Company. Pursuant to such investment advisory agreement, UFS charges a fee to the Sub-Accounts of 0.35% of the value of the assets of the Sub-Accounts.

Certain managing board members and officers of the Separate Account are also trustees, officers, or employees of UNIGR or its affiliates. No interested managing board member, who is deemed an interested person due to current or former service with UNIGR or an affiliate of UNIGR receives compensation from the Separate Account. Similarly, none of the Separate Account’s officers or interested trustees receive compensation from the Subaccounts. The independent board members of the Separate Account are also trustees of the Funds, for which they receive fees.

Brokerage commissions: The Subaccounts incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Subaccount	Purchases of Securities	Sales of Securities
ULICO VIA Conservative Allocation	$10,689,685	$14,748,662
ULICO VIA Moderate Allocation	37,708,618	46,597,495
ULICO VIA Moderate Growth Allocation	5,727,971	6,582,550
ULICO VIA Growth Allocation	3,353,201	3,004,494
ULICO VIA International Moderate Growth Allocation	322,347	666,340
ULICO VIA Money Market	1,290,921	2,626,169

7. INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of ULICO, a wholly-owned subsidiary of Universal Insurance Company (“UNICO”), which is a wholly-owned subsidiary of UNIGR. ULICO does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charges are currently being deducted from the Separate Account for federal income tax purposes. The Subaccounts recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Subaccounts identify their major tax jurisdictions as Puerto Rico.

Pursuant to Section 1018A of the Puerto Rico Internal Revenue Code, the Company annually withhold, on behalf of the contract holders of the separate accounts, a special tax of 0.10% of their corresponding net asset value and remits them to the Puerto Rico Treasury Department.

Considerations in Approving Investment Advisory Agreement

As required under the Investment Company Act of 1940 (the “1940 Act”), the Board of Directors (the “Board”) of Fortune V Separate Account (the “Fund”), determines whether to approve the Fund’s investment advisory agreement with Universal Financial Services, the investment adviser to the Fund. In considering the approval of the agreement, the Board, including a majority of those Directors who are not “interested persons” of the Fund (the “Independent Directors”), as defined in the 1940 Act, met with representatives of Universal Financial Services on May 19, 2021 (the “Meeting”) and in separate executive sessions at the May 19, 2021 meeting and approved the investment advisory agreement after concluding that the approval of the investment advisory agreement was in the best interests of the Fund and its shareholders.

The Board requested and received materials relating to the investment advisory agreement in advance of the Meeting. Among other things, the Board considered expense and performance comparisons to those of other funds of similar size and with similar investment objectives and strategies as the respective Sub-Account (the “Peer Group”). The additional material prepared by management generally included Fund information including the Fund’s average net assets; management fees; expense limitation arrangements; investment performance and risk metrics; fee comparisons; services provided by the Adviser and profitability information.

In approving the agreement, the Board, including the Independent Directors, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of the Adviser, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the agreement with respect to the Fund, and each Director may have given different weights to different factors and, thus, each Director may have had a different basis for his decision. In connection with its deliberations, the Board considered information furnished at or in advance of the meeting held on May 19, 2021.

Nature, Extent and Quality of the Services under the Advisory Agreement. The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Adviser under the advisory agreement for the Fund. The Board reviewed background information about the Adviser, and considered the background and experience of the Adviser’s senior management and the qualifications, backgrounds and responsibilities of the individuals responsible for overseeing the portfolio construction managers and validating compliance with the investment objectives within each Sub-Account. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring the Fund and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to the Fund.

Adviser Profitability. The Board was provided with information on the Adviser’s profitability in serving as the investment adviser to the Fund. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of expenses and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the Adviser’s profitability in relation to the services rendered was reasonable and that it was believed to be sufficient to continue to support increased investments to enhance services to the Fund and its shareholders.

Economies of Scale. The Board considered information regarding potential economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether or not the advisory fee reflected economies of scale and noted that the advisory fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.35% of the average net daily assets of the Fund. The Board further noted that other expenses of the Fund are expected to increase in the near term as a result of additional requirements related to registration under the 1940 Act. The Board noted that this increase would be offset if assets in the Fund grow as operating costs are spread over a larger asset base resulting in a lower per unit allocation of such costs which the Board believes will benefit shareholders. The Board was also aware that is it extremely difficult to determine whether potential economies of scale in fact exist for any fund, or for a fund complex, and, or, at what point any potential economies of scale may begin to be reduced at some asset level, or possibly reverse and become diseconomies of scale. Thus, the Board was aware that they needed to use their business judgment and experience in evaluating whether any potential economies of scale might be equitably shared with the Fund.

Other Benefits to the Adviser. The Board considered other benefits received by the Adviser as a result of its relationship with the Fund. The Board concluded that the potential benefits to be derived by the Adviser included the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by the Adviser were consistent with the types of benefits generally derived by investment advisers to mutual funds. The Independent Directors considered these and any other potential fall-out benefits and generally determined these to be not material to the consideration of the management and other fees and to the Adviser’s profitability generally.

Investment Advisory Fee Rates and Expenses and Performance. The Board reviewed and considered the contractual advisory fee rates for the Fund in light of the nature, extent and quality of the advisory services provided by the Adviser.

The Board received and considered information on the contractual advisory fee and gross and net total operating expense ratios for the Fund in comparison to the Peer Group. The Board noted that for each Sub-Account the advisory fee was at the average or below the average for the Peer Group. The Board further noted that the fee paid to Morningstar is 0.10%, which is included under Other Fees when comparing the Sub-Accounts to the Peer Group.

The Board reviewed the market indexes used as the benchmarks for the Sub-Accounts. It was noted that the objective factors considered when selecting the market indexes are the current asset allocation weightings of the Sub-Accounts.

Following its review, the Board determined that the Fund’s fee structure was reasonable.

The Board determined that, given all of the factors provided, it would be in the best interests of the Fund and its shareholders to approve the advisory agreement.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a), Section 302 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b), Section 906 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fortune V Separate Account

By (Signature and Title)	/s/ Jose C. Benitez
Jose C. Benitez
(Principal Executive Officer)

Date 8/4/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jose C. Benitez
Jose C. Benitez
(Principal Executive Officer)

Date 8/4/21

By (Signature and Title)	/s/ Roberto J. Martinez
Roberto J. Martinez
(Principal Financial Officer & Secretary)

Date 8/4/21